Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related party transactions	Related party transactions:
Related parties include shareholders with a significant ownership interest in the Corporation, including its subsidiaries and affiliates, and the Corporation’s equity accounted investees: Weichai Ballard JV and Synergy Ballard JVCo (note 12).
For the year ended December 31, 2019 and 2018, related party transactions and balances with the Corporation's 49% owned equity accounted investee, Weichai Ballard JV, were as follows:

Balances with related party - Weichai Ballard JV	2019	2018
Trade and other receivables	$10,057	$1,123
Investments	21,642	13,989
Deferred revenue	11,857	8,875

Transactions during the year with related party - Weichai Ballard JV	2019	2018
Revenues	$37,197	$1,248

For the year ended December 31, 2019 and 2018, related party transactions and balances with the Corporation's 10% owned equity accounted investee, Synergy Ballard JVCo, were as follows:

Balances with related party - Synergy Ballard JVCo	2019	2018
Trade and other receivables	$65	$481
Investments	—	—
Deferred revenue	46	2,021

Transactions during the year with related party - Synergy Ballard JVCo	2019	2018
Revenues	$8,666	$17,547

The Corporation provides key management personnel, being board directors and executive officers, certain benefits, in addition to their salaries. Key management personnel also participate in the Corporation’s share-based compensation plans (note 19).
In addition to cash and equity compensation, the Corporation provides the executive officers with certain personal benefits, including car allowance, medical benefit program, long and short-term disability coverage, life insurance and an annual medical, financial planning allowance and relocation allowances and services as necessary.
The employment agreements for the executive officers are substantially the same with slight variations by individual. The maximum obligation that is required to be provided in the event of termination is notice of 12 months plus one month for every year of employment completed with the Corporation, or payment in lieu of such notice, consisting of the salary, bonus and other benefits that would have been earned during such notice period. If there is a change of control, and if the executive officer’s employment is terminated, including a constructive dismissal, within 2 years following the date of a change of control, the executive officer is entitled to a payment equivalent to payment in lieu of a 24 month notice period. The minimum obligation that is required is limited to that required by employment standards legislation plus one day for every full month of employment since hire date, with no distinction made for a change of control situation.
27. Related party transactions (cont'd):
Key management personnel compensation is comprised of:

	2019	2018
Salaries and employee benefits	$3,098	$2,869
Post-employment retirement benefits	56	49
Termination benefits	—	12
Share-based compensation (note 19)	1,651	1,353
	$4,805	$4,283